CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	CNY (¥)	USD ($)	Initial Public Offering CNY (¥)	Common Class A CNY (¥) shares	Common Class A USD ($) shares	Common Class A Initial Public Offering CNY (¥) shares	Common Class B CNY (¥) shares	Common Class B USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Initial Public Offering CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	AOCI Attributable to Parent CNY (¥)	AOCI Attributable to Parent USD ($)	Parent CNY (¥)	Parent USD ($)	Parent Initial Public Offering CNY (¥)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)
Balance at Dec. 31, 2017	¥ 551,217,621			¥ 160,189,926			¥ 140,696,841		¥ 212,309,734			¥ 41,747,149		¥ (4,086,149)		¥ 550,857,501			¥ 360,120
Balance, shares at Dec. 31, 2017 | shares				48,635,252	48,635,252		42,716,957	42,716,957
Redesignation Class B ordinary shares as ClassA ordinary shares				¥ 25,162,631			¥ (25,162,631)
Redesignation Class B ordinary shares as Class A ordinary shares, shares | shares				7,954,048	7,954,048		(7,954,048)	(7,954,048)
Distribution to the shareholders	(160,840,918)											(160,840,918)				(160,840,918)
Issuance of Class A ordinary shares upon initial public offering, net of issuance cost			¥ 806,677,429			¥ 32,069,310					¥ 774,608,119							¥ 806,677,429
Issuance of Class A ordinary shares upon initial public offering, net of issuance cost, shares | shares						10,200,000
Acquisitions of subsidiaries and business	8,509,857																		8,509,857
Net income (loss)	371,220,289											371,711,219				371,711,219			(490,930)
Foreign currency translation adjustments	66,453,841													66,453,841		66,453,841
Share-based compensation	16,108,950								16,108,950							16,108,950
Balance at Dec. 31, 2018	1,659,347,069			¥ 217,421,867			¥ 115,534,210		1,003,026,803			252,617,450		62,367,692		1,650,968,022			8,379,047
Balance, shares at Dec. 31, 2018 | shares				66,789,300	66,789,300		34,762,909	34,762,909
Distribution to the shareholders	(386,637,180)											(386,637,180)				(386,637,180)
Capital contribution from noncontrolling interest holders	14,719,481																		14,719,481
Acquisitions of subsidiaries and business	263,132,911			¥ 2,104,832					122,591,019							124,695,851			138,437,060
Acquisitions of subsidiaries and business, shares | shares				626,746	626,746
Net income (loss)	437,774,169											442,718,263				442,718,263			(4,944,094)
Foreign currency translation adjustments	2,933,162													2,933,162		2,933,162
Share-based compensation	26,490,395								26,490,395							26,490,395
Balance at Dec. 31, 2019	2,017,760,007			¥ 219,526,699			¥ 115,534,210		1,152,108,217			308,698,533		65,300,854		1,861,168,513			156,591,494
Balance, shares at Dec. 31, 2019 | shares				67,416,046	67,416,046		34,762,909	34,762,909
Issuance of Class A ordinary shares as a payment to the acquisition of Shandong Xinghui				¥ 3,060,371					(3,060,371)
Issuance of Class A ordinary shares as a payment to the acquisition of Shandong Xinghui, shares | shares				870,908	870,908
Capital contribution from noncontrolling interest holders	6,943,589																		6,943,589
Net income (loss)	244,702,736	$ 37,502,335										261,344,391				261,344,391			(16,641,655)
Foreign currency translation adjustments	(19,714,207)	(3,021,335)												(19,714,207)		(19,714,207)
Share-based compensation	232,558								232,558							232,558
Balance at Dec. 31, 2020	¥ 2,249,924,683	$ 344,816,043		¥ 222,587,070	$ 34,112,961		¥ 115,534,210	$ 17,706,392	¥ 1,149,280,404	$ 176,134,928		¥ 570,042,924	$ 87,362,900	¥ 45,586,647	$ 6,986,460	¥ 2,103,031,255	$ 322,303,641		¥ 146,893,428	$ 22,512,402
Balance, shares at Dec. 31, 2020 | shares				68,286,954	68,286,954		34,762,909	34,762,909